Business Acquisitions (Tables)	12 Months Ended
Dec. 31, 2022
Egencia
Business Acquisitions
Schedule of fair values of the assets acquired and liabilities assumed

(in $millions)	Amount
Cash and cash equivalents	$73
Accounts receivable	154
Prepaid expenses and other current assets	32
Property and equipment	58
Goodwill	189
Other intangible assets	440
Operating lease right-of-use assets	9
Deferred tax assets	11
Other non-current assets	30
Total assets	996
Accounts payable	56
Due to affiliates	26
Accrued expenses and other current liabilities	80
Operating lease liabilities	10
Deferred tax liabilities	—
Other non-current liabilities	2
Total liabilities	174

Purchase consideration / Net assets acquired	$822

	Fair value of acquired	Amortization
	intangibles	period
	(in $millions)	(in years)
Business client relationships	$390	$15
Tradenames	50	10
Acquired technology	50	5